Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2018
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$92,661	$92,661	$—	$—
Trade receivables from provisional concentrate sales, net of fair value adjustment	783	—	783	—
Long-term investments - common shares held	261,159	261,159	—	—
Long-term investments - warrants held	13	—	13	—
Convertible note receivable	13,723	—	—	13,723

	$368,339	$353,820	$796	$13,723

	December 31, 2017
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$98,521	$98,521	$—	$—
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	—	1,398	—
Long-term investments - common shares held	95,608	95,608	—	—
Long-term investments - warrants held	124	—	124	—
Convertible note receivable	15,777	—	—	15,777

	$211,428	$194,129	$1,522	$15,777